Share Capital - Summary of Share Capital (Parenthetical) (Details) - £ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Par value	£ 0.05	£ 0.05	£ 0.05